Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment net book value	$ 3,330	$ 3,330
M20S [Member]
Property, Plant and Equipment [Line Items]
Classified as assets held for sale	36,018
Assets held for sale	2,512
M30S [Member]
Property, Plant and Equipment [Line Items]
Classified as assets held for sale	12,517
Assets held for sale	30,210
M31S [Member]
Property, Plant and Equipment [Line Items]
Classified as assets held for sale	2,473
Assets held for sale	12,653
T3 [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale	4,439
T2T Miners [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale	1,272
M31S+Net Book [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale	$ 3,000